SCHEDULE I - CONDENSED FINANCIAL INFORMATION OF COUNTRY STYLE COOKING RESTAURANT CHAIN CO., LTD. (Details 5) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 PARENT COMPANY CNY	Dec. 31, 2012 PARENT COMPANY CNY	Dec. 31, 2011 PARENT COMPANY CNY
Cash flows from operating activities:
Net income (loss)	$ 6,534	39,550	75,636	(6,950)	39,550	75,636	(6,950)
Equity in earnings of subsidiaries					(57,585)	(94,669)	(11,608)
Adjustments to reconcile net income(loss) to net cash used in operating activities:
Share-based compensation	2,626	15,894	15,700	15,818	15,894	15,700	15,818
Decrease (Increase) in due from subsidiaries					(953)	(1,477)	30,747
Increase (Decrease) in due to subsidiaries					(46)	(46)	46
Decrease in prepaid expenses and other current assets	(145)	(878)	(6,759)	1,077	1,221	697	2,117
Increase (Decrease) in accrued liabilities					(1,929)	(1,368)	1,124
Net cash provided by operating activities	23,361	141,422	173,730	62,586	(3,848)	(5,527)	31,294
Cash flows from financing activities:
Proceeds from exercise of employee stock options	1,233	7,467	693	3,085	7,467	693	3,085
Ordinary share issuance costs				(891)			(891)
Net cash provided by financing activities:	1,233	7,467	693	2,194	7,467	693	2,194
Effect of exchange rate change	(135)	(817)	(62)	(1,684)	1,300	388	(1,112)
Net increase (decrease) in cash and cash equivalents	23,642	143,126	(98,179)	(285,037)	4,919	(4,446)	32,376
Cash and cash equivalents, beginning of year	37,889	229,367	327,546	612,583	28,171	32,617	241
Cash and cash equivalents, end of year	$ 61,531	372,493	229,367	327,546	33,090	28,171	32,617